HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) $ in Millions, ₽ in Billions							1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 09, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Sep. 30, 2022 USD ($)	Aug. 05, 2022 USD ($)	Jul. 01, 2021	Sep. 30, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Aug. 05, 2022 USD ($)	Oct. 09, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 13, 2023	Dec. 31, 2021 USD ($)
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Impairment loss												$ 0	$ 48	$ 0
Profit (loss) from discontinued operations												0	2,830	742
Equity												(1,257)	(1,071)	(767)		$ (1,505)
Impairment loss / (reversal)												3	(6)	(107)
Omnium Telecom Algerie SpA
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received in cash					$ 682
Profit (loss) from discontinued operations													0	(144)
Put option, percentage ownership sold (in percentage)						45.57%
Reserve of exchange differences on translation
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Reclassification of foreign currency translation reserve													(3,384)
Equity												6,173	5,990	8,808		8,933
Total
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Equity												(1,099)	(858)	(569)		$ (586)
PJSC Vimpelcom | VEON Holdings B.V.
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Proceeds												2,140	2,140
Debt repayment							$ 406
Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received in cash	$ 1,294	$ 1,294	₽ 130
Percentage of bonds approved for transfer															95.00%
Profit (loss) from discontinued operations	3,700
Recoverable amount								$ 1,886
Impairment loss / (reversal)				$ 0
Russian cash generating units | Reserve of exchange differences on translation
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Equity	3,400										$ 3,400
Russian cash generating units | Unitel LLC
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Notional amount	$ 1,576										1,576
Deferred consideration												72	72
Russian cash generating units | Unitel LLC | Issue of notes
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Notional amount												1,005
Russian cash generating units | PJSC Vimpelcom | Issue of notes
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Notional amount												72	72
Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit (loss) from discontinued operations													$ (916)	164
Assets and liabilities classified as held for sale | Omnium Telecom Algerie SpA
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit (loss) from discontinued operations										$ (144)
Assets and liabilities classified as held for sale | Beeline Kyrgyzstan cash generating unit
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Reclassification of foreign currency translation reserve												98
Impairment loss												$ 0
Assets and liabilities classified as held for sale | Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit (loss) from discontinued operations											(916)			$ 164
Impairment loss recognised in profit or loss, goodwill								$ 446	$ 281		$ 281
Carrying amount of net assets at disposal							165		(168)
Assets and liabilities classified as held for sale | Russian cash generating units | Total
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal							$ 179		$ (152)